Note 18 - Current tax assets and liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Note 18 - Current tax assets and liabilities
Income tax liabilities	$ 344,565	$ 280,469
V.A.T. liabilities	60,047	17,228
Other taxes	83,665	78,543
Current tax liabilities, current	$ 488,277	$ 376,240